SCHEDULE OF ASSETS MEASURED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Marketable securities held in Trust Account	$ 195,206,616
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Marketable securities held in Trust Account	$ 195,206,616